Eaton Vance

California Municipal Income Trust

February 29, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 142.4%

Security	Principal Amount (000's omitted)	Value
Education — 12.4%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$195	$210,076
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	355,212
California State University, 5.00%, 11/1/41(1)	6,275	7,750,629
University of California, 5.00%, 5/15/46(1)	4,075	4,960,172
		$13,276,089
Electric Utilities — 5.9%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$271,077
Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/42(1)	4,000	5,057,200
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	689,119
Vernon, Electric System Revenue, 5.125%, 8/1/21	320	324,889
		$6,342,285
Escrowed/Prerefunded — 3.5%
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	$120	$130,435
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	115	124,905
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.00%, 10/1/31	415	443,494
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.00%, 10/1/35	285	304,568
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/26	810	868,790
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/27	850	911,693
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/28	895	959,959
		$3,743,844
General Obligations — 37.2%
Alameda City Unified School District, (Election of 2014), 5.00%, 8/1/42(1)	$3,325	$4,153,989
California, 5.50%, 11/1/35	1,600	1,649,792
Illinois, 5.00%, 12/1/35	2,000	2,452,880
La Canada Unified School District, (Election of 2017), 5.00%, 8/1/47(1)	6,750	8,662,478
Long Beach Unified School District, (Election of 2008), 5.00%, 8/1/41(1)	3,500	4,308,640
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/42(1)	6,000	7,402,500
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	3,717,683
San Diego Unified School District, (Election of 2012), 5.00%, 7/1/47(1)	6,000	7,469,040
		$39,817,002
Hospital — 28.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,042,660
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	198,067

Eaton Vance

California Municipal Income Trust

February 29, 2020

PORTFOLIO OF INVESTMENTS (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	$3,000	$3,529,650
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	702,310
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,003,894
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44(1)	6,000	7,019,760
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44	430	503,083
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,293,678
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	601,099
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	6,000	7,297,500
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	500	587,920
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	1,000	1,158,980
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	3,750	4,660,763
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	600	723,504
		$30,322,868
Housing — 1.9%
California Department of Veterans Affairs, Home Purchase Revenue, 3.45%, 12/1/39	$940	$1,056,334
California Department of Veterans Affairs, Home Purchase Revenue, 3.60%, 12/1/43	830	929,218
		$1,985,552
Insured-Escrowed/Prerefunded — 4.5%
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$4,871,243
		$4,871,243
Insured-General Obligations — 5.7%
Perris Union High School District, (Election of 2018), (AGM), 4.00%, 9/1/43	$1,410	$1,686,261
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,451,149
		$6,137,410
Insured-Transportation — 7.2%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$4,103,650
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	3,569,265
		$7,672,915
Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,050,036
		$1,050,036
Other Revenue — 2.8%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/45	$2,350	$2,579,760
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	385	386,197
		$2,965,957
Senior Living/Life Care — 0.9%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$309,572
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	615,764
		$925,336

Eaton Vance

California Municipal Income Trust

February 29, 2020

PORTFOLIO OF INVESTMENTS (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 8.3%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$500	$567,380
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	510,341
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	255,021
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	355,864
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	254,837
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	2,100	2,666,811
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	2,400	2,434,584
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (SPA: TD Bank, N.A.), 1.12%, 4/1/36(2)	1,100	1,100,000
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	784,211
		$8,929,049
Transportation — 8.6%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$3,000	$3,681,570
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	2,120	2,137,893
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,778,464
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	500	589,350
		$9,187,277
Water and Sewer — 14.2%
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	$5,250	$6,419,227
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/45(1)	6,000	7,047,600
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,793,075
		$15,259,902

Total Tax-Exempt Municipal Securities — 142.4% (identified cost $135,859,932)		$152,486,765

Taxable Municipal Securities — 10.6%

Security	Principal Amount (000's omitted)	Value
Education — 4.4%
California Educational Facilities Authority, (Loyola Marymount University), 4.842%, 10/1/48	$3,000	$3,482,700
California State University, 3.065%, 11/1/42	1,155	1,210,960
		$4,693,660

Eaton Vance

California Municipal Income Trust

February 29, 2020

PORTFOLIO OF INVESTMENTS (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 6.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$2,756,850
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,894,250
University of California Medical Center, 3.256%, 5/15/60(3)	1,000	1,026,390
		$6,677,490

Total Taxable Municipal Securities — 10.6% (identified cost $10,218,903)		$11,371,150

Corporate Bonds & Notes — 2.5%

Security	Principal Amount (000's omitted)	Value
Hospital — 1.3%
Kaiser Foundation Hospitals, 3.266%, 11/1/49	$1,250	$1,389,204
		$1,389,204
Other — 1.2%
Morongo Band of Mission Indians, 7.00%, 10/1/39(4)	$1,040	$1,314,487
		$1,314,487

Total Corporate Bonds & Notes — 2.5% (identified cost $2,290,000)		$2,703,691

Total Investments — 155.5% (identified cost $148,368,835)		$166,561,606
Other Assets, Less Liabilities — (55.5)%		$(59,450,155)
Net Assets — 100.0%		$107,111,451

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2020, 11.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 6.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 29, 2020.
(3)	When-issued security.

Eaton Vance

California Municipal Income Trust

February 29, 2020

PORTFOLIO OF INVESTMENTS (Unaudited) — continued

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2020, the aggregate value of these securities is $1,314,487 or 1.2% of the Trust's net assets.

Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	- National Public Finance Guarantee Corp.
SPA	- Standby Bond Purchase Agreement

The Trust did not have any open derivative instruments at February 29, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2020, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$152,486,765	$—	$152,486,765
Taxable Municipal Securities	—	11,371,150	—	11,371,150
Corporate Bonds & Notes	—	2,703,691	—	2,703,691
Total Investments	$—	$166,561,606	$—	$166,561,606

For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.